SCHEDULE 14A INFORMATION
        PROXY STATEMENT PURSUANT TO SECTION 14(a) OF THE
                 SECURITIES EXCHANGE ACT OF 1934

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Filed by a Party other than the Registrant [ ]

Check the appropriate box:

[ ]  Preliminary Proxy Statement
[ ] Confidential, for Use of the Commission Only (as permitted by Rule 14a-6(e)(2))

[ ]  Definitive Proxy Statement
[ ]  Definitive Additional Materials
[X]  Soliciting Material Pursuant to Rule 240.14a-11(c) or Rule
     240.14a-12

                KANSAS CITY POWER & LIGHT COMPANY
        (NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

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     14a-6(i)(2) or Item 22(a)(2) of Schedule 14A.

[ ]  $500 per each party to the controversy pursuant to Exchange
     Act Rule 14a-6(i)(3).

[ ]  Fee computed on table below per Exchange Act Rules
     14a-6(i)(4) and 0-11.

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     (3)  Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:

     (4)  Proposed maximum aggregate value of transaction:

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[X]  Fee paid previously with preliminary materials.

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                              ####


                                                May 31, 1996

Dear Shareholder:

As you may know, on May 20, 1996, KCPL and UtiliCorp signed an Amended and Restated Agreement and Plan of Merger and cancelled their respective May 22 shareholder votes on their prior merger transaction. THE AMENDED MERGER AGREEMENT INCREASES THE VALUE OF THE MERGER FOR KCPL SHAREHOLDERS, FACILITATES THE MERGER APPROVAL PROCESS AND IMPROVES THE LIKELIHOOD OF THE MERGER'S SUCCESS.

KCPL shareholders will vote on this new transaction at a special meeting to be held this summer. New proxy materials for the merger with UtiliCorp are being prepared and will be mailed to all shareholders. ANY VOTES CAST ON THE PREVIOUSLY PROPOSED UTILICORP MERGER CANNOT BE COUNTED AND SHAREHOLDERS MUST VOTE AGAIN ON THE NEW AGREEMENT WITH UTILICORP. We strongly urge you to give your prompt attention to the new proxy materials when you receive them this summer.

The key points of our amended merger transaction are:

     INCREASED VALUE FOR KCPL SHAREHOLDERS. As a result of a more favorable exchange ratio, KCPL shareholders will own a larger percentage of the new company following completion of the merger.

     LOWER VOTING REQUIREMENT. The KCPL/UtiliCorp merger now requires the approval of only a majority of KCPL common shares voting, rather than the previously required two-thirds of all outstanding shares.

     $1.85 DIVIDEND. The Boards of KCPL and UtiliCorp have recommended an initial annualized dividend rate after completion of the merger of $1.85 per share -- an increase of more than 18% over KCPL's current annual dividend.

     TAX-FREE. The KCPL/UtiliCorp merger is expected to be tax-free to KCPL shareholders.

The new transaction is not expected to lengthen the regulatory approval process, and it is still anticipated that the merger will be completed in the second quarter of 1997.

We are grateful for the support expressed for the proposed merger with UtiliCorp prior to the announcement of the amended merger agreement. We believe the amended agreement preserves and enhances the merger benefits for KCPL shareholders, communities, customers and employees.

Sincerely

/s/Drue Jennings
Chairman of the Board, President
and Chief Executive Officer




The participants in this solicitation include Kansas City Power & Light Company ("KCPL") and the following directors of KCPL:
David L. Bodde, William H. Clarke, Robert J. Dineen, Arthur J. Doyle, W. Thomas Grant II, A. Drue Jennings, George E. Nettels, Jr., Linda Hood Talbott and Robert H. West. KCPL's employee participants include A. Drue Jennings (Chairman of the Board, Chief Executive Officer and President), Marcus Jackson (Senior Vice President-Power Supply), J. Turner White (Senior Vice Presi dent-Retail Services), John DeStefano (Senior Vice President-Fi nance, Treasurer and Chief Financial Officer), Jeanie S. Latz (Se nior Vice President-Corporate Services, Corporate Secretary and Chief Legal Officer), Mark Sholander (General Counsel), Frank Branca (Vice President-Wholesale and Transmission Services), Steve W. Cattron (Vice President-Marketing and Regulatory Af fairs), Charles R. Cole (Vice President-Customer Services and Purchasing), Doug M. Morgan (Vice President-Information Technology), Richard A. Spring (Vice President-Production), Bailus M. Tate, Jr. (Vice President-Human Resources) and Neil Roadman (Controller). KCPL will enter into an employment agree ment with Mr. Jennings which will become effective at the effective time (the "Effective Time") of the mergers (the "Merg ers") contemplated by the Amended and Restated Agreement and Plan of Merger, dated as of January 19, 1996, as amended and restated on May 20, 1996, by and among KCPL, KC Merger Sub Inc., UtiliCorp United Inc. ("UtiliCorp") and KC United Corp. Under severance ar rangements entered into by KCPL and certain of its executive offi cers, certain payments may become payable in connection with the Mergers with respect to Mr. Jennings and such officers of KCPL. To the extent, if any, not provided by an existing right of indemnification or other agreement or policy, during the period commencing at the Effective Time and continuing for not less than six years thereafter, KCPL shall, to the fullest extent not prohibited by applicable law, have certain indemnification obligations to the participants with respect to matters arising at or prior to the Effective Time in connection with the trans actions contemplated by the Mergers. At the Effective Time, the size of KCPL's Board of Directors will increase from 9 to 18 directors and all of the then present directors of KCPL, includ ing, it is expected, Mr. Jennings, will remain on the KCPL Board. Additional employees who may be participants: David Myers, Andrea Bielsker, Carol Sullivan-Myers, Sally Barber, Patti Tribble, Colleen Conroy, Teresa Cook, Sue Johnson-Kimbel, Randy Hamann, Julie Winningham, Bill Bailey, Becky Peck, Ken Geier, Leslie Boatright, Pam Levetzow, Susan Cunningham and Phyllis Desbien. No participant individually owns more than 1% of the outstanding shares of KCPL's common stock or more than 1% of the outstanding shares of UtiliCorp's common stock.